Financial Instruments and Risk Management - Fair Value Hierarchy (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Long-term Debt	$ 2,312.5	$ 2,288.5
Private Placement Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Long-term Debt	1,265.0	1,835.0
Fixed-rate Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Long-term Debt, Fair Value	1,969.3	2,077.5
Long-term Debt	1,865.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative Assets (Liabilities), at Fair Value	3.7	(14.0)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative Assets (Liabilities), at Fair Value	(6.2)	1.0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative Assets (Liabilities), at Fair Value	(4.7)	(7.8)
Share Option [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative Assets (Liabilities), at Fair Value	(3.4)	(2.9)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Total Assets/(Liabilities) at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Deferred Compensation	(147.6)	(136.4)
Total Assets/(Liabilities) at fair value	(158.2)	(160.1)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Total Assets/(Liabilities) at fair value	$ 0	$ 0